Financial assets and other receivables - Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 94,852	$ 216,647
Current restricted cash presented as Cash	28,323
Total	123,175	$ 216,647	$ 184,472
Escrow: Hydro-electric assets sale
Disclosure of financial assets [line items]
Current restricted cash presented as Cash	5,617
ABL
Disclosure of financial assets [line items]
Current restricted cash presented as Cash	22,500
Others
Disclosure of financial assets [line items]
Current restricted cash presented as Cash	$ 206